Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Fair Value Measurements
Impairment of Long-Lived Assets to be Disposed of			$ 18,431
Tax benefits	$ (8,480)	$ (30,620)	(751)
Impairment charge on right-of-use assets	57,305	4,771	$ 0
Lease termination fees	3,325	2,384
Recurring
Fair Value Measurements
Employee Phantom Share Receivable Liabilities, Fair Value Disclosure	152,422	57,752
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
Contingent stock liability		130,594
Total	380,902	506,755
Assets, Fair Value Disclosure	4,162	8,574
Warrant Liability, Fair Value Disclosure	227,839	312,751
Foreign exchange forward
Fair Value Measurements
Interest rate swap liability	641	106
Forward contracts asset	$ 2,205	8,574
Foreign exchange forward | Maximum
Fair Value Measurements
Term of contract	180 days
Foreign exchange forward | Recurring
Fair Value Measurements
Foreign Currency Contract, Asset, Fair Value Disclosure	$ 2,205	8,574
Foreign Currency Contracts, Liability, Fair Value Disclosure	641	106
Interest rate swap asset
Fair Value Measurements
Interest rate swap liability		5,159
Forward contracts asset	1,957
Interest rate swap asset | Recurring
Fair Value Measurements
Interest rate swap liability		5,159
Forward contracts asset	$ 1,957
Foreign Exchange Contract | Maximum
Fair Value Measurements
Term of contract	180 days
Level 2
Fair Value Measurements
Fair value of company's debt	$ 5,595,522	3,574,282
Level 2 | Recurring
Fair Value Measurements
Employee Phantom Share Receivable Liabilities, Fair Value Disclosure	152,422	57,752
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
Contingent stock liability		130,594
Total	153,063	194,004
Assets, Fair Value Disclosure	4,162	8,574
Warrant Liability, Fair Value Disclosure	227,839
Level 2 | Foreign exchange forward | Recurring
Fair Value Measurements
Foreign Currency Contract, Asset, Fair Value Disclosure	2,205	8,574
Foreign Currency Contracts, Liability, Fair Value Disclosure	641	106
Level 3 | Recurring
Fair Value Measurements
Total	$ 227,839	312,751
Warrant Liability, Fair Value Disclosure		$ 312,751
Discontinued Operations, Disposed of by Sale | Brand Protection, AntiPiracy, and AntiFraud Solutions
Fair Value Measurements
Purchase price				$ 3,751